UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2024

Date of reporting period:	January 1, 2024 – June 30, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam VT International Value Fund
Class IA
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Putnam VT International Value Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class IA1	$43	0.84%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$179,027,025
Total Number of Portfolio Holdings*	195
Portfolio Turnover Rate	14%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT International Value Fund	PAGE 1	38968-STSIA-0824

Putnam VT International Value Fund
Class IB
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Putnam VT International Value Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class IB1	$55	1.09%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$179,027,025
Total Number of Portfolio Holdings*	195
Portfolio Turnover Rate	14%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT International Value Fund	PAGE 1	38968-STSIB-0824

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
VT International Value Fund

Financial Statements and Other Important Information

Semiannual | June 30, 2024

Financial Statements and Other Important Information—Semiannual	franklintempleton.com

The fund’s portfolio 6/30/24 (Unaudited)

COMMON STOCKS (95.7%)*	Shares	Value
Aerospace and defense (1.2%)
Thales SA (France)	13,020	$2,092,109
		2,092,109
Air freight and logistics (1.0%)
Deutsche Post AG (Germany)	44,893	1,816,435
		1,816,435
Automobiles (2.4%)
Stellantis NV (Italy)	109,408	2,151,815
Yamaha Motor Co., Ltd. (Japan) S	231,200	2,149,680
		4,301,495
Banks (21.0%)
AIB Group PLC (Ireland)	860,291	4,532,527
ANZ Group Holdings, Ltd. (Australia)	195,521	3,681,721
Barclays PLC (United Kingdom)	859,872	2,268,630
BNP Paribas SA (France)	47,522	3,045,208
CaixaBank SA (Spain)	576,940	3,053,220
DNB Bank ASA (Norway)	75,335	1,479,311
HSBC Holdings PLC (United Kingdom)	571,041	4,941,785
ING Groep NV (Netherlands)	318,256	5,453,217
Mitsubishi UFJ Financial Group, Inc. (Japan)	433,300	4,674,835
Mizuho Financial Group, Inc. (Japan)	56,080	1,174,336
Sumitomo Mitsui Financial Group, Inc. (Japan)	50,600	3,384,598
		37,689,388
Beverages (2.1%)
Asahi Group Holdings, Ltd. (Japan)	28,300	999,637
Coca-Cola Europacific Partners PLC (Spain)	38,467	2,803,090
		3,802,727
Biotechnology (0.8%)
Argenx SE (Netherlands) †	3,360	1,452,460
		1,452,460
Broadline retail (0.4%)
Pan Pacific International Holdings Corp. (Japan)	32,700	767,279
		767,279
Building products (1.3%)
Cie de Saint-Gobain SA (France)	29,968	2,320,753
		2,320,753
Capital markets (2.6%)
Quilter PLC (United Kingdom)	273,923	415,306
UBS Group AG (Switzerland)	147,716	4,323,880
		4,739,186
Chemicals (0.5%)
LANXESS AG (Germany)	37,126	911,578
		911,578
Construction and engineering (2.0%)
Vinci SA (France)	33,273	3,500,146
		3,500,146
Construction materials (1.9%)
CRH PLC (London Exchange)	45,151	3,347,556
		3,347,556
Consumer staples distribution and retail (2.0%)
Seven & i Holdings Co., Ltd. (Japan)	137,900	1,679,552
Tesco PLC (United Kingdom)	503,229	1,948,240
		3,627,792
Diversified REITs (0.7%)
Mirvac Group (Australia) R	1,054,412	1,316,009
		1,316,009
Diversified telecommunication services (3.3%)
Deutsche Telekom AG (Germany)	106,660	2,683,126
Nippon Telegraph & Telephone Corp. (Japan)	2,914,700	2,754,815
Telstra Group, Ltd. (Australia)	225,155	542,590
		5,980,531

Putnam VT International Value Fund 1

COMMON STOCKS (95.7%)* cont.	Shares	Value
Financial services (1.2%)
ORIX Corp. (Japan)	97,700	$2,167,509
		2,167,509
Food products (1.6%)
Ajinomoto Co., Inc. (Japan)	44,800	1,576,908
Nissin Food Products Co., Ltd. (Japan)	49,400	1,253,291
		2,830,199
Health care equipment and supplies (1.2%)
Hoya Corp. (Japan)	17,600	2,059,335
		2,059,335
Hotels, restaurants, and leisure (0.7%)
Compass Group PLC (United Kingdom)	47,095	1,282,209
		1,282,209
Household durables (2.3%)
Cairn Homes PLC (Ireland)	832,499	1,417,236
Panasonic Holdings Corp. (Japan)	113,900	935,795
Sony Group Corp. (Japan)	20,100	1,707,937
		4,060,968
Industrial conglomerates (3.0%)
Siemens AG (Germany)	29,335	5,455,992
		5,455,992
Insurance (8.3%)
ASR Nederland NV (Netherlands)	59,793	2,848,814
AXA SA (France)	117,309	3,862,673
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	5,318	2,659,185
Prudential PLC (United Kingdom)	207,575	1,883,101
QBE Insurance Group, Ltd. (Australia)	317,059	3,676,923
		14,930,696
Machinery (1.8%)
Alstom SA (France)	63,951	1,073,282
MinebeaMitsumi, Inc. (Japan)	101,400	2,091,171
		3,164,453
Metals and mining (2.7%)
Anglo American PLC (London Exchange) (United Kingdom)	33,716	1,060,518
Glencore PLC (United Kingdom)	646,631	3,686,949
		4,747,467
Multi-utilities (3.2%)
E.ON SE (Germany)	198,074	2,595,821
Veolia Environnement SA (France)	101,810	3,056,787
		5,652,608
Oil, gas, and consumable fuels (8.1%)
BP PLC (United Kingdom)	537,918	3,241,216
Shell PLC (United Kingdom)	144,222	5,182,968
Suncor Energy, Inc. (Canada)	96,434	3,676,059
TotalEnergies SE (France)	36,348	2,422,561
		14,522,804
Passenger airlines (1.1%)
Qantas Airways, Ltd. (voting rights) (Australia) †	490,009	1,906,620
		1,906,620
Personal care products (1.5%)
Unilever PLC (United Kingdom)	48,407	2,658,195
		2,658,195
Pharmaceuticals (4.7%)
AstraZeneca PLC (United Kingdom)	20,053	3,126,182
Sanofi SA (France)	54,964	5,283,212
		8,409,394
Semiconductors and semiconductor equipment (1.0%)
STMicroelectronics NV (France)	43,819	1,708,769
		1,708,769
Specialty retail (0.8%)
JD Sports Fashion PLC (United Kingdom)	949,158	1,420,624
		1,420,624

2 Putnam VT International Value Fund

COMMON STOCKS (95.7%)* cont.	Shares	Value
Technology hardware, storage, and peripherals (0.5%)
Samsung Electronics Co., Ltd. (South Korea)	15,439	$907,285
		907,285
Textiles, apparel, and luxury goods (0.8%)
Asics Corp. (Japan)	94,800	1,458,780
		1,458,780
Tobacco (0.9%)
Imperial Brands PLC (United Kingdom)	63,737	1,631,911
		1,631,911
Trading companies and distributors (5.9%)
Ashtead Group PLC (United Kingdom)	20,291	1,351,967
Ferguson PLC (United Kingdom)	10,293	1,978,067
ITOCHU Corp. (Japan)	55,000	2,698,718
Mitsubishi Corp. (Japan)	230,700	4,537,540
		10,566,292
Wireless telecommunication services (1.2%)
KDDI Corp. (Japan)	29,100	771,157
Vodafone Group PLC (United Kingdom)	1,606,948	1,415,762
		2,186,919
Total common stocks (cost $152,352,313)		$171,394,473

U.S. TREASURY OBLIGATIONS (0.4%)*	Principal amount	Value
U.S. Treasury Notes
0.375%, 12/31/25 [i]	$142,000	$133,056
0.375%, 11/30/25 [i]	152,000	142,629
0.25%, 9/30/25 [i]	77,000	72,649
0.25%, 6/30/25 [i]	300,000	285,930
Total U.S. treasury obligations (cost $634,264)		$634,264

SHORT-TERM INVESTMENTS (4.6%)*		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 5.54% [d]	Shares	1,355,250	$1,355,250
Putnam Short Term Investment Fund Class P 5.48% L	Shares	6,025,692	6,025,692
U.S. Treasury Bills 5.379%, 7/23/24 ∆		$200,000	199,358
U.S. Treasury Bills 5.388%, 8/27/24 ∆		300,000	297,509
U.S. Treasury Bills 5.397%, 9/24/24 ∆		300,000	296,308
Total short-term investments (cost $8,174,115)			$8,174,117

TOTAL INVESTMENTS
Total investments (cost $161,160,692)	$180,202,854

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1 2024 through June 30, 2024 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $179,027,025.
†	This security is non-income-producing.
∆	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $740,075 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
[d]	Affiliated company. See Notes 1 and 5 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
[i]	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
S	Security on loan, in part or in entirety, at the close of the reporting period (Note 1).

DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
United Kingdom	22.2	Spain	3.3%
Japan	21.8	Switzerland	2.4
France	15.9	Canada	2.1
Germany	9.0	Italy	1.2
Australia	6.3	Norway	0.8
United States	5.7	South Korea	0.5
Netherlands	5.5	Total	100.0%
Ireland	3.3

Putnam VT International Value Fund 3

FORWARD CURRENCY CONTRACTS at 6/30/24 (aggregate face value $121,879,844) (Unaudited)
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Bank of America N.A.
	Australian Dollar	Buy	7/17/24	$318,132	$315,665	$2,467
	Australian Dollar	Sell	7/17/24	318,132	317,924	(208)
	Australian Dollar	Buy	10/16/24	318,823	318,645	178
	British Pound	Sell	9/18/24	1,998,417	2,018,110	19,693
	Canadian Dollar	Buy	7/17/24	306,528	306,455	73
	Canadian Dollar	Sell	7/17/24	306,528	311,367	4,839
	Canadian Dollar	Sell	10/16/24	307,197	307,113	(84)
	Danish Krone	Buy	9/18/24	154,603	157,128	(2,525)
	Israeli Shekel	Buy	7/17/24	683,924	699,473	(15,549)
	Israeli Shekel	Sell	7/17/24	683,924	688,079	4,155
	Israeli Shekel	Buy	10/16/24	686,823	691,134	(4,311)
	Japanese Yen	Sell	8/21/24	457,011	466,547	9,536
	Norwegian Krone	Buy	9/18/24	364,236	368,093	(3,857)
	Singapore Dollar	Buy	8/21/24	35,851	36,038	(187)
	Swedish Krona	Buy	9/18/24	666,815	676,240	(9,425)
Barclays Bank PLC
	British Pound	Buy	9/18/24	163,541	163,709	(168)
	Euro	Sell	9/18/24	7,781,308	7,787,767	6,459
	Hong Kong Dollar	Buy	8/21/24	36,715	36,727	(12)
	Israeli Shekel	Buy	7/17/24	110,862	112,656	(1,794)
	Israeli Shekel	Sell	7/17/24	110,862	111,393	531
	Israeli Shekel	Buy	10/16/24	111,331	111,895	(564)
	Singapore Dollar	Buy	8/21/24	121,746	122,386	(640)
Citibank, N.A.
	Australian Dollar	Buy	7/17/24	201,144	199,576	1,568
	Australian Dollar	Sell	7/17/24	201,144	200,974	(170)
	Australian Dollar	Buy	10/16/24	201,580	201,422	158
	British Pound	Sell	9/18/24	3,437,402	3,461,917	24,515
	Canadian Dollar	Buy	7/17/24	792,716	792,945	(229)
	Canadian Dollar	Sell	7/17/24	792,716	805,088	12,372
	Canadian Dollar	Sell	10/16/24	579,073	578,899	(174)
	Danish Krone	Buy	9/18/24	524,334	533,228	(8,894)
	Japanese Yen	Sell	8/21/24	1,112,292	1,159,950	47,658
	Swiss Franc	Buy	9/18/24	797,201	801,635	(4,434)
Goldman Sachs International
	Australian Dollar	Buy	7/17/24	199,542	197,992	1,550
	Australian Dollar	Sell	7/17/24	199,542	199,402	(140)
	Australian Dollar	Buy	10/16/24	199,975	199,854	121
	Canadian Dollar	Buy	7/17/24	380,162	380,795	(633)
	Canadian Dollar	Sell	7/17/24	380,162	379,805	(357)
	Chilean Peso	Buy	7/17/24	165,528	164,884	644

4 Putnam VT International Value Fund

FORWARD CURRENCY CONTRACTS at 6/30/24 (aggregate face value $121,879,844) (Unaudited) cont.
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Goldman Sachs International cont.
	Chilean Peso	Sell	7/17/24	$165,528	$163,525	$(2,003)
	Chilean Peso	Buy	10/16/24	165,439	163,422	2,017
	Singapore Dollar	Buy	8/21/24	1,353,774	1,361,069	(7,295)
	Swiss Franc	Buy	9/18/24	462,075	464,633	(2,558)
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/17/24	4,106,758	4,082,038	24,720
	Australian Dollar	Sell	7/17/24	4,106,758	4,095,916	(10,842)
	Australian Dollar	Buy	10/16/24	413,728	413,488	240
	British Pound	Sell	9/18/24	1,097,358	1,108,194	10,836
	Canadian Dollar	Buy	7/17/24	337,458	337,365	93
	Canadian Dollar	Sell	7/17/24	337,458	342,753	5,295
	Canadian Dollar	Sell	10/16/24	338,196	338,088	(108)
	Chinese Yuan (Offshore)	Buy	8/21/24	571,110	574,515	(3,405)
	Hong Kong Dollar	Buy	8/21/24	169,982	170,029	(47)
	Japanese Yen	Buy	8/21/24	377,431	396,138	(18,707)
	Swedish Krona	Buy	9/18/24	241,001	244,409	(3,408)
	Swiss Franc	Buy	9/18/24	2,726,952	2,742,092	(15,140)
JPMorgan Chase Bank N.A.
	Hong Kong Dollar	Buy	8/21/24	983,111	983,367	(256)
	New Zealand Dollar	Buy	7/17/24	155,869	154,548	1,321
	New Zealand Dollar	Sell	7/17/24	155,869	156,283	414
	New Zealand Dollar	Buy	10/16/24	155,861	156,274	(413)
	South Korean Won	Sell	8/21/24	909,069	898,462	(10,607)
	Swedish Krona	Buy	9/18/24	1,379,239	1,398,627	(19,388)
	Swiss Franc	Buy	9/18/24	142,454	143,255	(801)
Morgan Stanley & Co. International PLC
	Australian Dollar	Buy	7/17/24	3,693,927	3,683,559	10,368
	Australian Dollar	Sell	7/17/24	3,693,927	3,664,345	(29,582)
	British Pound	Sell	9/18/24	2,426,304	2,449,529	23,225
	Canadian Dollar	Buy	7/17/24	300,605	300,509	96
	Canadian Dollar	Sell	7/17/24	300,605	305,296	4,691
	Canadian Dollar	Sell	10/16/24	301,261	301,140	(121)
	Czech Koruna	Buy	9/18/24	135,632	139,652	(4,020)
	Danish Krone	Buy	9/18/24	522,474	531,002	(8,528)
	Euro	Buy	9/18/24	1,786,880	1,805,805	(18,925)
	Japanese Yen	Buy	8/21/24	2,962,791	3,001,196	(38,405)
	Norwegian Krone	Buy	9/18/24	229,136	231,501	(2,365)
	Singapore Dollar	Buy	8/21/24	937,159	941,820	(4,661)
	Swedish Krona	Buy	9/18/24	1,139,043	1,155,371	(16,328)
	Swiss Franc	Buy	9/18/24	1,141,538	1,150,079	(8,541)
NatWest Markets PLC
	Australian Dollar	Buy	7/17/24	217,694	215,997	1,697
	Australian Dollar	Sell	7/17/24	217,694	217,535	(159)
	Australian Dollar	Buy	10/16/24	218,167	218,027	140
	British Pound	Buy	9/18/24	1,103,682	1,110,191	(6,509)
	Swedish Krona	Buy	9/18/24	479,123	485,971	(6,848)
	Swiss Franc	Buy	9/18/24	1,422,064	1,429,967	(7,903)
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/17/24	2,936	2,913	23
	Australian Dollar	Sell	7/17/24	2,936	2,933	(3)
	Australian Dollar	Buy	10/16/24	2,943	2,940	3
	British Pound	Sell	9/18/24	480,632	485,363	4,731
	Canadian Dollar	Buy	7/17/24	285,761	285,668	93
	Canadian Dollar	Sell	7/17/24	285,761	290,238	4,477

Putnam VT International Value Fund 5

FORWARD CURRENCY CONTRACTS at 6/30/24 (aggregate face value $121,879,844) (Unaudited) cont.
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
State Street Bank and Trust Co. cont.
	Canadian Dollar	Buy	10/16/24	$202,624	$201,929	$695
	Euro	Sell	9/18/24	1,053,553	1,060,885	7,332
	Hong Kong Dollar	Buy	8/21/24	923,454	923,667	(213)
	Israeli Shekel	Buy	7/17/24	433,963	441,468	(7,505)
	Israeli Shekel	Sell	7/17/24	433,963	436,304	2,341
	Israeli Shekel	Buy	10/16/24	435,802	438,275	(2,473)
	Japanese Yen	Sell	8/21/24	13,018,263	13,672,485	654,222
	Norwegian Krone	Buy	9/18/24	9,543	9,640	(97)
	Swedish Krona	Buy	9/18/24	25,518	25,875	(357)
	Swiss Franc	Buy	9/18/24	5,101,252	5,135,877	(34,625)
Toronto-Dominion Bank
	British Pound	Sell	9/18/24	412,964	417,040	4,076
	Canadian Dollar	Buy	7/17/24	263,093	263,022	71
	Canadian Dollar	Sell	7/17/24	263,093	267,209	4,116
	Canadian Dollar	Sell	10/16/24	263,668	263,582	(86)
	Hong Kong Dollar	Buy	8/21/24	1,236,666	1,237,028	(362)
	Swedish Krona	Buy	9/18/24	328,089	332,695	(4,606)
	Swiss Franc	Buy	9/18/24	353,887	355,857	(1,970)
UBS AG
	British Pound	Buy	9/18/24	54,767	54,775	(8)
	Canadian Dollar	Buy	7/17/24	602,306	602,168	138
	Canadian Dollar	Sell	7/17/24	602,306	611,763	9,457
	Canadian Dollar	Sell	10/16/24	603,622	603,437	(185)
	Euro	Sell	9/18/24	866,835	870,052	3,217
	Hong Kong Dollar	Buy	8/21/24	320,202	320,293	(91)
	Japanese Yen	Buy	8/21/24	13,133,541	13,793,463	(659,922)
WestPac Banking Corp.
	Canadian Dollar	Buy	7/17/24	1,924,499	1,923,756	743
	Canadian Dollar	Sell	7/17/24	1,924,499	1,924,962	463
	Canadian Dollar	Sell	10/16/24	1,547,712	1,547,244	(468)
	Euro	Sell	9/18/24	819,538	833,937	14,399
	Swiss Franc	Buy	9/18/24	1,622,262	1,631,209	(8,947)
Unrealized appreciation						932,267
Unrealized (depreciation)						(1,024,146)
Total						$(91,879)
* The exchange currency for all contracts listed is the United States Dollar.

6 Putnam VT International Value Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$—	$8,167,450	$—
Consumer discretionary	—	13,291,355	—
Consumer staples	2,803,090	11,747,734	—
Energy	3,676,059	10,846,745	—
Financials	—	59,526,779	—
Health care	—	11,921,189	—
Industrials	—	30,822,800	—
Information technology	—	2,616,054	—
Materials	—	9,006,601	—
Real estate	—	1,316,009	—
Utilities	—	5,652,608	—
Total common stocks	6,479,149	164,915,324	—
U.S. treasury obligations	—	634,264	—
Short-term investments	—	8,174,117	—
Totals by level	$6,479,149	$173,723,705	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(91,879)	$—
Totals by level	$—	$(91,879)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

The accompanying notes are an integral part of these financial statements.

Putnam VT International Value Fund 7

Financial Statements

Statement of assets and liabilities

6/30/24 (Unaudited)

Assets
Investment in securities, at value, including $1,288,776 of securities on loan (Note 1):
Unaffiliated issuers (identified cost $153,779,750)	$172,821,912
Affiliated issuers (identified cost $7,380,942) (Note 5))	7,380,942
Dividends, interest and other receivables	617,792
Foreign tax reclaim	184,803
Receivable for shares of the fund sold	405,555
Receivable for investments sold	176,603
Unrealized appreciation on forward currency contracts (Note 1)	932,267
Total assets	182,519,874

Liabilities
Payable to custodian	74,498
Payable for shares of the fund repurchased	52,356
Payable for compensation of Manager (Note 2)	197,228
Payable for custodian fees (Note 2)	7,062
Payable for investor servicing fees (Note 2)	27,189
Payable for Trustee compensation and expenses (Note 2)	47,980
Payable for administrative services (Note 2)	366
Payable for distribution fees (Note 2)	34,145
Unrealized depreciation on forward currency contracts (Note 1)	1,024,146
Collateral on securities loaned, at value (Note 1)	1,355,250
Collateral on certain derivative contracts , at value (Notes 1 and 8)	634,264
Other accrued expenses	38,365
Total liabilities	3,492,849
Net assets	$179,027,025

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)(Note 1)(Note 4)	$156,441,027
Total distributable earnings (Note 1)	22,585,998
Total — Representing net assets applicable to capital shares outstanding	$179,027,025

Computation of net asset value Class IA
Net assets	$97,794,834
Number of shares outstanding	8,075,133
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$12.11

Computation of net asset value Class IB
Net assets	$81,232,191
Number of shares outstanding	6,802,086
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$11.94

The accompanying notes are an integral part of these financial statements.

8  Putnam VT International Value Fund

Statement of operations

Six months ended 6/30/24 (Unaudited)

Investment income
Dividends (net of foreign tax of $344,430)	$3,268,336
Interest (including interest income of $132,170 from investments in affiliated issuers) (Note 5)	141,172
Securities lending (net of expenses) (Notes 1 and 5)	8,960
Total investment income	3,418,468

Expenses
Compensation of Manager (Note 2)	454,523
Investor servicing fees (Note 2)	46,901
Custodian fees (Note 2)	9,947
Trustee compensation and expenses (Note 2)	3,093
Distribution fees (Note 2)	96,134
Administrative services (Note 2)	883
Other	40,889
Total expenses	652,370
Expense reduction (Note 2)	(275)
Net expenses	652,095
Net investment income	2,766,373

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	2,695,853
Foreign currency transactions (Note 1)	(98,237)
Forward currency contracts (Note 1)	(483,230)
Total net realized gain	2,114,386
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	(613,805)
Assets and liabilities in foreign currencies	(8,618)
Forward currency contracts	(370,801)
Total change in net unrealized depreciation	(993,224)
Net gain on investments	1,121,162
Net increase in net assets resulting from operations	$3,887,535

The accompanying notes are an integral part of these financial statements.

Putnam VT International Value Fund  9

Statement of changes in net assets

	Six months ended 6/30/24*	Year ended 12/31/23
Increase in net assets
Operations:
Net investment income	$2,766,373	$2,636,552
Net realized gain on investments and foreign currency transactions	2,114,386	1,263,891
Change in net unrealized appreciation (depreciation) of investments and assets and liabilities in foreign currencies	(993,224)	13,055,503
Net increase in net assets resulting from operations	3,887,535	16,955,946
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(1,039,802)	(615,446)
Class IB	(1,890,119)	(917,862)
From capital gain on investments
Net realized long-term gain on investments
Class IA	(113,021)	—
Class IB	(222,741)	—
Increase from capital share transactions (Note 4)	65,467,789	12,021,565
Total increase in net assets	66,089,641	27,444,203
Net assets:
Beginning of period	112,937,384	85,493,181
End of period	$179,027,025	$112,937,384
* Unaudited.

The accompanying notes are an integral part of these financial statements.

10  Putnam VT International Value Fund

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class IA
6/30/24†	$11.93	.27	.27	.54	(.32)	(.04)	(.36)	$12.11	4.49*	$97,795	.42*	2.22*	14*
12/31/23	10.19	.31	1.61	1.92	(.18)	—	(.18)	11.93	19.08	39,214.88		2.79	15
12/31/22	11.52	.29	(1.03)	(.74)	(.23)	(.36)	(.59)	10.19	(6.70)	33,090	.92[e]	2.91	11
12/31/21	10.35	.27	1.29	1.56	(.25)	(.14)	(.39)	11.52	15.28	36,527.87		2.41	15
12/31/20	10.44	.20	.09	.29	(.25)	(.13)	(.38)	10.35	4.23	33,437.94		2.28	17
12/31/19	9.47	.29	1.55	1.84	(.30)	(.57)	(.87)	10.44	20.44	35,693.92		2.96	15
Class IB
6/30/24†	$11.76	.23	.29	.52	(.30)	(.04)	(.34)	$11.94	4.34*	$81,232	.54*	1.96*	14*
12/31/23	10.06	.28	1.58	1.86	(.16)	—	(.16)	11.76	18.68	73,723	1.13	2.53	15
12/31/22	11.37	.26	(1.00)	(.74)	(.21)	(.36)	(.57)	10.06	(6.81)	52,403	1.17[e]	2.67	11
12/31/21	10.23	.24	1.27	1.51	(.23)	(.14)	(.37)	11.37	14.94	49,158	1.12	2.14	15
12/31/20	10.32	.18	.08	.26	(.22)	(.13)	(.35)	10.23	3.94	36,020	1.19	2.06	17
12/31/19	9.36	.26	1.54	1.80	(.27)	(.57)	(.84)	10.32	20.22	32,572	1.17	2.70	15

* Not annualized.

† Unaudited.

a  Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b  Total return assumes dividend reinvestment.

c  The charges and expenses at the insurance company separate account level are not reflected.

d  Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e  Includes one-time proxy cost of 0.02%.

The accompanying notes are an integral part of these financial statements.

Putnam VT International Value Fund  11

Notes to financial statements  6/30/24 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from January 1, 2024 through June 30, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., a wholly-owned subsidiary of Franklin Templeton
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton and an affiliate of Putnam Management
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PAC	The Putnam Advisory Company, LLC, an affiliate of Putnam Management
PIL	Putnam Investments Limited, an affiliate of Putnam Management
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam VT International Equity Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek capital appreciation. The fund invests mainly in common stocks (growth or value stocks or both) of large and midsize companies outside the United States that Putnam Management believes have favorable investment potential. For example, the fund may purchase stocks of companies with stock prices that reflect a value lower than that which Putnam Management places on the company. Under normal circumstances, Putnam Management invests at least 80% of the fund’s net assets in equity investments. This policy may be changed only after 60 days’ notice to shareholders. The fund invests mainly in developed countries but may invest in emerging markets. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. Putnam Management may also consider other factors that it believes will cause the stock price to rise. Putnam Management may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes. For example, we typically use foreign currency forward contracts in connection with the fund’s investments in foreign securities in order to hedge the fund’s currency exposure relative to the fund’s benchmark index.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees.

12 Putnam VT International Value Fund

Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $808,929 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $740,075 and may include amounts related to unsettled agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, if any, is net of expenses and is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund received cash collateral of $1,355,250 and the value of securities loaned amounted to $1,288,776.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken

Putnam VT International Value Fund 13

in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $162,226,913, resulting in gross unrealized appreciation and depreciation of $24,829,086 and $6,945,024, respectively, or net unrealized appreciation of $17,884,062.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 20.8% of the fund is owned by accounts of one insurance company.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.850%	of the first $5 billion,
0.800%	of the next $5 billion,
0.750%	of the next $10 billion,
0.700%	of the next $10 billion,
0.650%	of the next $50 billion,
0.630%	of the next $50 billion,
0.620%	of the next $100 billion and
0.615%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.339% of the fund’s average net assets.

Effective July 15, 2024, Franklin Advisers was retained by Putnam Management as a sub-adviser for the fund pursuant to a new sub-advisory agreement between Putnam Management and Franklin Advisers.

Putnam Management has contractually agreed, through April 30, 2026 to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plan, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL.

PAC is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Putnam Management or PIL were to engage the services of PAC, Putnam Management or PIL, as applicable, would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.25% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

Effective June 1, 2024, under an agreement with Putnam Management, Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by Putnam Management based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$19,841
Class IB	27,060
Total	$46,901

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $275 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $91 as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, for services provided and expenses incurred in distributing shares of the fund. Effective August 2, 2024, Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, will replace Putnam Retail Management Limited Partnership as the

14 Putnam VT International Value Fund

fund’s distributor and principal underwriter. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$79,403,724	$18,215,307
U.S. government securities (Long-term)	—	—
Total	$79,403,724	$18,215,307

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

	Class IA shares				Class IB shares
	Six months ended 6/30/24		Year ended 12/31/23		Six months ended 6/30/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,953,937	$61,065,747	520,832	$5,752,201	1,104,100	$13,126,271	2,706,687	$29,597,095
Shares issued in connection with reinvestment of distributions	94,805	1,152,823	57,198	615,446	176,072	2,112,860	86,346	917,862
	5,048,742	62,218,570	578,030	6,367,647	1,280,172	15,239,131	2,793,033	30,514,957
Shares repurchased	(261,738)	(3,153,678)	(535,756)	(5,934,149)	(748,472)	(8,836,234)	(1,733,235)	(18,926,890)
Net increase	4,787,004	$59,064,892	42,274	$433,498	531,700	$6,402,897	1,059,798	$11,588,067

At the close of the reporting period, the Legg Mason Partners Variable Equity Trust, a trust affiliated with the fund, owned 32.2% of the outstanding shares of the fund.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 12/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/24
Short-term investments
Putnam Cash Collateral Pool, LLC*	$—	$12,250,859	$10,895,609	$29,044	$1,355,250
Putnam Short Term Investment Fund Class P‡	4,985,615	18,400,481	17,360,404	132,170	6,025,692
Total Short-term investments	$4,985,615	$30,651,340	$28,256,013	$161,214	$7,380,942
* No management fees are charged to Putnam Cash Collateral Pool, LLC (Note 1). Investment income shown is included in securities lending income on the Statement of operations. There were no realized or unrealized gains or losses during the period.
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.

Putnam VT International Value Fund 15

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Forward currency contracts (contract amount)	$38,100,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Foreign exchange contracts	Investments, Receivables	$932,267	Payables	$1,024,146
Total		$932,267		$1,024,146

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Forward currency contracts	Total
Foreign exchange contracts	$(483,230)	$(483,230)
Total	$(483,230)	$(483,230)
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Forward currency contracts	Total
Foreign exchange contracts	(370,801)	$(370,801)
Total	$(370,801)	$(370,801)

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Morgan Stanley & Co. International PLC	NatWest Markets PLC
Assets:
Forward currency contracts#	$40,941	$6,990	$86,271	$4,332	$41,184	$1,735	$38,380	$1,837
Total Assets	$40,941	$6,990	$86,271	$4,332	$41,184	$1,735	$38,380	$1,837
Liabilities:
Forward currency contracts#	36,146	3,178	13,901	12,986	51,657	31,465	131,476	21,419
Total Liabilities	$36,146	$3,178	$13,901	$12,986	$51,657	$31,465	$131,476	$21,419
Total Financial and Derivative Net Assets	$4,795	$3,812	$72,370	$(8,654)	$(10,473)	$(29,730)	$(93,096)	$(19,582)
Total collateral received (pledged)†##	$—	$—	$—	$—	$—	$—	$(93,096)	$—
Net amount	$4,795	$3,812	$72,370	$(8,654)	$(10,473)	$(29,730)	$—	$(19,582)
Controlled collateral received (including TBA commitments) **	$—	$—	$—	$—	$—	$—	$—	$—
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments) **	$—	$—	$—	$—	$—	$—	$(112,593)	$—

16 Putnam VT International Value Fund

Note 8: Offsetting of financial and derivative assets and liabilities cont.

	State Street Bank and Trust Co.	Toronto-Dominion Bank	UBS AG	WestPac Banking Corp.	Total
Assets:
Forward currency contracts#	$673,917	$8,263	$12,812	$15,605	$932,267
Total Assets	$673,917	$8,263	$12,812	$15,605	$932,267
Liabilities:
Forward currency contracts#	45,273	7,024	660,206	9,415	1,024,146
Total Liabilities	$45,273	$7,024	$660,206	$9,415	$1,024,146
Total Financial and Derivative Net Assets	$628,644	$1,239	$(647,394)	$6,190	$(91,879)
Total collateral received (pledged)†##	$628,644	$—	$(627,482)	$—
Net amount	$—	$1,239	$(19,912)	$6,190
Controlled collateral received (including TBA commitments) **	$634,264	$—	$—	$—	$634,264
Uncontrolled collateral received	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments) **	$—	$—	$(627,482)	$—	$(740,075)
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement (Note 1).
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

Putnam VT International Value Fund 17

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes

Not applicable

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

18 Putnam VT International Value Fund

Board approval of management and subadvisory agreements (Unaudited)

At its meeting on June 28, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”) approved a new subadvisory agreement (the “New Subadvisory Agreement”) for your fund between Putnam Investment Management, LLC, your fund’s investment adviser (“Putnam Management”), and Franklin Advisers, Inc. (“Franklin Advisers”). Franklin Advisers and Putnam Management are each indirect, wholly owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”).

The Trustees considered the proposed New Subadvisory Agreement in connection with an internal reorganization (the “Reorganization”) whereby the fixed income and Investment Solutions investment operations of Putnam Management were combined with those of Franklin Advisers. Pursuant to the New Subadvisory Agreement, Putnam Management retained Franklin Advisers as sub-adviser for each Putnam equity fund so that, following the Reorganization, the Putnam Management fixed income investment personnel that moved to Franklin Advisers pursuant to the Reorganization (the “Fixed Income Personnel”) could continue to provide certain services that they had historically provided to the Putnam equity funds, including, as applicable, cash management services, currency trading services and portfolio management services (the “Services”). After the Reorganization and the effectiveness of the New Subadvisory Agreement, Putnam Management remains the investment adviser to your fund and the other equity funds pursuant to existing management contracts between the equity funds and Putnam Management (the “Current Management Contracts”), and Putnam Investments Limited (“PIL”) continues to serve as a sub-adviser to your fund and other Putnam funds pursuant to a sub-management contract between Putnam Management and PIL (the “Current Sub-Management Contract”) and The Putnam Advisory Company, LLC (“PAC”) continues to serve as a sub-adviser to your fund and certain other Putnam funds pursuant to a sub-advisory contract among Putnam Management, PIL and PAC (the “Current Sub-Advisory Contract”). The Current Management Contracts, Current Sub-Management Contract and Current Sub-Advisory Contract remain in effect until June 30, 2025, unless the contracts are sooner terminated or continued pursuant to their terms.

In connection with the review process, the Independent Trustees’ independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act) met with representatives of Putnam Management and Franklin Templeton to discuss the contract review materials that would be furnished to the Contract Committee. The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel, requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New Subadvisory Agreement. Over the course of several months ending in June 2024, the Contract Committee met on a number of occasions with representatives of Putnam Management and Franklin Templeton, and separately in executive session, to consider the information provided. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

At the Board of Trustees’ June 2024 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the approval of the New Subadvisory Agreement. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendation.

The Trustees considered that, under the New Subadvisory Agreement, the Fixed Income Personnel would provide any necessary Services to the applicable equity funds in their capacity as employees of Franklin Advisers under generally the same terms and conditions related to the equity funds as such services were previously provided by the Fixed Income Personnel in their capacity as employees of Putnam Management under the Current Management Contracts. The Trustees also considered that Putnam Management would be responsible for overseeing the Services provided to the equity funds by Franklin Advisers under the New Subadvisory Agreement and would compensate Franklin Advisers for such services out of the fees it receives under the Current Management Contracts. The Trustees further noted Putnam Management’s and Franklin Templeton’s representations that Franklin Advisers’ appointment as sub-adviser to the equity funds would not result in any material change in the nature or level of investment advisory services provided to the equity funds and that the management fee rates paid by the equity funds would not increase as a result of the New Subadvisory Agreement. In addition, the Trustees considered that counsel to Franklin Advisers and Putnam Management had provided a legal opinion that shareholder approval of the New Subadvisory Agreement was not required under the 1940 Act.

The Trustees considered that, in connection with their review of your fund’s Current Management Contract, Current Sub-Management Contract and Current Sub-Advisory Contract over the course of several months ending in June 2023, they had considered information regarding the nature, extent and quality of the services provided to the fund, the fund’s performance, the fund’s management fees and expense ratios, the profitability of Putnam Management and its affiliates in providing services to the fund, whether there had been economies of scale with respect to the management of the fund and other benefits received by Putnam Management and its affiliates as a result of their relationships with the fund. As part of the review process in connection with the consideration of the New Subadvisory Agreement, the Trustees received and reviewed updated information regarding the profitability of Putnam Management and its affiliates, potential economies of scale, other benefits received by Putnam Management and its affiliates as a result of their relationships with the funds, and the performance and expenses of the funds. The Trustees also received, in connection with their review of the New Subadvisory Agreement, certain performance information for Franklin Advisers’ fixed income and Investment Solutions investment strategies and information regarding the revenues, expenses and profitability of Franklin Templeton’s global investment management business and its U.S. registered investment company business, which includes the financial results of Franklin Advisers. Given the scope of the Services to be provided pursuant to the New Subadvisory Agreement, the fact that the New Sub-Advisory Agreement would maintain the current level of services received by your fund, and the fact that the New Subadvisory Agreement would not impact the fees payable by the fund, since Putnam Management would be responsible for the payment of fees under the New Subadvisory Agreement, the Trustees considered, but did not rely

Putnam VT International Value Fund 19

to a significant extent on the information provided to them described in this paragraph in connection with their consideration of the New Subadvisory Agreement.

Board of Trustees’ Conclusion

After considering the factors described above, as well as other factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the New Subadvisory Agreement represented reasonable compensation in light of the nature and quality of the services that would continue to be provided to the equity funds, and determined to approve the New Subadvisory Agreement for your fund. This conclusion was based on a comprehensive consideration of all information provided to the Trustees and was not the result of any single factor.

20 Putnam VT International Value Fund

© 2024 Franklin Templeton. All rights reserved.	38968-SFSOI 08/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 19. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Jeffrey White Jeffrey White Principal Accounting Officer

Date: August 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 29, 2024

By (Signature and Title):

/s/ Jeffrey White Jeffrey White Principal Financial Officer

Date: August 29, 2024